INCOME TAX EXPENSE (Tables)	6 Months Ended
Jun. 30, 2021
Income Tax [Abstract]
Schedule of components of income tax expense (recovery)

	For the three months ended June 30		For the six months ended June 30
	2021	2020	2021	2020
Current	$237	$222	$502	$474
Deferred	106	36	215	170
	$343	$258	$717	$644